SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 21,882	$ 33,264	$ 20,025	[1]
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	5,260	6,296	3,353
Electronic Monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	5,930	5,535	4,437
Treatment Programs [Member]
Revenue from External Customer [Line Items]
Revenues	3,040	3,906	4,530
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 7,652	$ 17,527	$ 7,705

[1]	See note 2(x) Reclassifications